Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Statement Of Provision For Federal Income Tax Abstract
Statement of Provision for Federal Income Tax

The provision for Federal income tax consists of the following at December 31, 2018 and 2017:

	2018	2017
Federal income tax benefit attributable to:
Current Operations	$56,700	$0
Less: valuation allowance	(56,700)	(0)
Net provision for Federal income taxes	$0	$0